Auditor's remuneration (Tables)	12 Months Ended
Jun. 30, 2021
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Summary of Auditors' Remuneration

	2021	2020	2019
	US$M	US$M	US$M
Fees payable to the Group’s auditors for assurance services
Audit of the Group’s Annual Report	10.642	11.196	6.764
Audit of the accounts of subsidiaries, joint ventures and associates	1.234	1.262	5.127
Audit-related assurance services required by legislation to be provided by the auditor	1.770	1.815	1.358
Other assurance and agreed-upon procedures under legislation or contractual arrangements	1.867	2.003	1.266

Total assurance services	15.513	16.276	14.515

Fees payable to the Group’s auditors for non-assurance services
Other services	–	0.400	0.013

Total other services	–	0.400	0.013

Total fees	15.513	16.676	14.528